BUSINESS COMBINATIONS - Non-controlling Interest Acquisition (Details) - USD ($) $ in Thousands	Jul. 07, 2025	Apr. 15, 2025	Apr. 15, 2024	Oct. 19, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Exercise of put option, rate					10.00%	10.00%	6.00%
Other financial liabilities					$ 208,901
Put option on minority interest of Walmeric
Disclosure of detailed information about business combination [line items]
Other financial liabilities					$ 58,627	$ 73,618
GUT Agency LTD
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary				60.00%
Proportion of ownership interests held by non-controlling interests	20.00%	20.00%	30.00%	40.00%
Exercise of put option, rate		10.00%	10.00%